Note 6 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accrued payroll expenses	$ 486,534	$ 218,506
Accrued interest expense	648,165	470,694
Accrued general and administrative expenses	79,890	117,624
Accrued commissions	162,699	79,199
Other accrued expenses	488,327	870,360
Total	$ 1,865,615	$ 1,756,383